Shared-based Compensation (Summary Of Restricted Stock Units and Performance Stock Units Activity) (Details) (Restricted Stock Units (RSUs) and Performance Stock Units (PSUs), USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock Units (RSUs) and Performance Stock Units (PSUs)
Number of Shares
Outstanding, Number of Shares, Beginning Balance	2,262,428	2,423,612	2,629,782
Granted, Number of Shares	609,357	1,543,221	1,087,171
Forfeited, Number of Shares	(374,463)	(899,954)	(362,682)
Vested, number of shares	(842,569)	(804,451)	(930,659)
Outstanding, Number of Shares, Ending Balance	1,654,753	2,262,428	2,423,612
Vested and expected to vest, end of period, Number of Shares	1,444,957
Aggregate Intrinsic Value
Outstanding, Aggregate Intrinsic Value, end of period	$ 120,623,231
Vested and expected to vest, Aggregate Intrinsic Value, end of period	$ 99,516,485